INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

10.	INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships and acquired technology, which are amortized on a straight-line basis over their estimated useful lives of 5 years. The company also holds indefinite-lived trademarks, which are not amortized. As of June 30, 2026, the carrying amount of indefinite-lived trademarks was $13 thousand.

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2024	Additions	December 31, 2025	Additions	Impairment	June 30, 2026
Cost
Indefinite-lived trademarks	$25	$—	$25	$—	$(12)	$13
Acquired Technology	1,168	2,750	3,918	—	—	3,918
Customer Relationships	2,839	—	2,839	—	—	2,839
Other	456	—	456	—	—	456
Total	$4,488	$2,750	$7,238	$—	$(12)	$7,226

Accumulated Amortization
Acquired Technology	$632	$509	$1,141	$335	$—	$1,476
Customer Relationships	1,136	567	1,703	284	—	1,987
Other	145	92	237	46	—	283
Total	$1,913	$1,168	$3,081	$665	$—	$3,746

Carrying Amounts	$2,575		$4,157			$3,480

The Company recorded amortization expense of $332 thousand and $665 thousand for the three and six months ended June 30, 2026, respectively and $222 thousand and $445 thousand for the three and six months ended June 30, 2025, respectively.

As of June 30, 2026, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2026, excluding the six months ended June 30, 2026	$665
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$3,467